BALANCE SHEETS COMPONENTS - Construction in progress (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total construction in progress					$ 636,851	$ 119,739
Depreciation and amortization expense	$ 6,800	$ 1,800	$ 11,738	$ 3,292	10,217	3,842
Depreciation on capital leased assets					500	200
Construction in progress
Property, Plant and Equipment [Line Items]
Total construction in progress	588,057		588,057		636,851
Tooling
Property, Plant and Equipment [Line Items]
Total construction in progress	277,512		277,512		203,241	27,025
Construction of Arizona plant
Property, Plant and Equipment [Line Items]
Total construction in progress	4,701		4,701		171,532	59,842
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total construction in progress	59,478		59,478		50,790	22,667
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Total construction in progress	$ 246,366		$ 246,366		$ 211,288	$ 10,205